CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Aug. 17, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Common Stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Common Stock, shares authorized	100,000,000	100,000,000	100,000,000	4,000,000
Common Stock, shares issued	44,496,699	35,192,045	30,005,184	30,005,185
Common Stock, shares outstanding	44,496,699	35,192,045		30,005,185